Loans, borrowings and debentures	12 Months Ended
Dec. 31, 2022
Loans, borrowings and debentures
Loans, borrowings and debentures

12.           Loans, borrowings and debentures

					Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non-current	December 31, 2021	Proceeds	Interest paid	Payments	Interest incurred	Adjustment to present value	Exchange rate change	December 31, 2022	Current	Non-current
Working capital	100% CDI + 2.40% to 6.55% and 8.60% to 12.95%	64,415	98,723	163,138	34,000	(22,868)	(70,069)	22,342	(572)	(137)	125,834	62,335	63,499
Debentures	18.16%	-	45,000	45,000	-	(7,381)	(4,000)	7,381	-	-	41,000	27,206	13,794
		64,415	143,723	208,138	34,000	(30,249)	(74,069)	29,723	(572)	(137)	166,834	89,541	77,293

						Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non-current	December 31, 2020	Additions due to acquisitions	Proceeds	Interest paid	Payments	Interest incurred	Adjustment to present value	Exchange rate change	December 31, 2021	Current	Non-current
Working capital	100% CDI + 2.40% to 5.46% and TJLP + 2.98% and 24%	55,605	41,791	97,396	18,428	88,000	(14,443)	(40,078)	13,919	309	(393)	163,138	64,415	98,723
BNDES Prosoft	TJLP + 2.96%	592	987	1,579	-	-	(26)	(1,574)	21	-	-	-	-	-
Debentures	18.16%	-	-	-	45,000	-	(3,151)	-	3,151	-	-	45,000	-	45,000
		56,197	42,778	98,975	63,428	88,000	(17,620)	(41,652)	17,091	309	(393)	208,138	64,415	143,723

The portion classified in non-current liabilities has the following payment schedule:

	December 31, 2022	December 31, 2021
2023	-	70,305
2024	68,602	53,721
2025	8,691	18,797
After 2026	-	900
Total	77,293	143,723

Working Capital

On May 24, 2022, Zenvia Brazil entered into an agreement with Banco Votorantim S.A. for a CCB (Cédula de Crédito Bancário) in the aggregate amount of R$20,000, which is secured by a fiduciary assignment (cessão fiduciária) of credit rights represented by payment notes and certain deposits/financial investments. Following an eighteen-month grace period during which interest is payable, the CCB will be paid in 30 monthly installments with the first installment of principal and interest due on December 26, 2023 and the last installment on May 24, 2025.

On December 29, 2022, Zenvia Brazil entered into an agreement with Itaú Unibanco S.A. for a euro-denominated credit facility in the aggregate amount of R$ 14,000. The Itaú 4131 Loan bears interest at 5.02% per annum and is guaranteed by a standby letter of credit (, or Standby Letter, issued by Itaú Unibanco S.A., which has been guaranteed by Itaú Unibanco S.A.. In addition, on December 29, 2022, Zenvia Brazil entered into a financial derivative instrument with Itaú Unibanco S.A. to hedge exchange rate variation under the 4131 Loan. As a result of such financial derivative instrument, the Itaú 4131 Loan bears interest at the effective rate of CDI+6.5505% per annum. The Itaú 4131 Loan will be paid, following a grace period of eight months, in two monthly installments with the first installment due on September 25, 2023 and the last one due on November 24, 2023, on which date it will be repaid in full. This agreement provides that we are required to maintain a Net Debt-to-EBITDA ratio of less than or equal to 2.7x. For purposes of our financing agreements, (i) net debt is defined as gross debt (as such term is defined in the agreements) minus cash, financial investments and short- and long-term financial assets (such as derivatives), and (ii) EBITDA is defined as results (in the twelve months prior to the date of testing) before income tax and social contribution, depreciation and amortization, financial results, non-operational results, equity income from unconsolidated companies and non-controlling shareholder interest, excluding the effects of IFRS 16 – Leases.

On March 25, 2021, Zenvia Brazil entered into an agreement with Banco Votorantim S.A. – Nassau Branch for a CCB (Cédula de Crédito Bancário) in the aggregate amount of US$1,453, convertible to reais at the execution date under a swap agreement (Contrato para Operações de Derivativos com Pacto de Cessão Fiduciária) resulting in a total aggregate amount of R$8,000. The transaction is secured by a fiduciary assignment of certain credits held at a bank account held by the Zenvia Brazil with Banco Votorantim S.A. After a grace period of six months during which interest was due, the loan is due in 12 monthly installments, of principal and interest with the first installment due on October 25, 2021 and the final on September 26, 2022. As of December 31, 2022, this agreement has been fully repaid.

On February 3, 2021, Zenvia Brazil entered into two financing agreements with Banco do Brasil S.A. in the aggregate amount of R$50,000, being one agreement in the amount of R$18,000 with an eighteen-month grace period and 24 months of amortization and the other agreement in the amount of R$32,000 with a twelve-month grace period and 36 months of amortization. The last installments of these agreements are payable on August 27, 2024 (R$18,000) and February 27, 2025 (R$32,000), respectively. On December 15, 2022, these agreements were renegotiated granting additional six months of grace period, without changing the final installment date. Also, as of December 31, 2023 each of the agreements provide that Zenvia Brazil is subject to a financial covenant that requires the maintenance of a Net-Debt to EBITDA ratio of less than or equal to 3.5x.

On January 20, 2021, the Zenvia Brazil entered into a financing agreement with Banco Bradesco S.A. in the aggregate amount of R$30,574 for working capital purposes. Following a one year grace period during which interest is payable, the loan will be paid in 36 monthly installments with the first installment of principal and interest due on February 21, 2022 and the last installment due on January 20, 2025. On November 11, 2022, this agreement was renegotiated and now provides that Zenvia Brasil is required to maintain Net Debt-to-EBITDA ratio of less than or equal to 3.5x as of December 31, 2023.

Furthermore, Zenvia Brazil working capital agreements contain a cross-default provision that may be triggered by a default under one of Zenvia Brazil other financing agreements. A cross-default provision means that a default on one loan would result in a default of Zenvia Brazil other loans.

Debentures

On May 10, 2021, D1 issued debentures, not convertible into shares, in three series totaling the amount of R$45,000 to be paid in 54 monthly installments. The interest is accrued and paid on a monthly basis. According to the deed of first private issuance of simple debentures, the debentures had included early clauses in the event of the following:

a.	Consolidated adjusted gross margin is below 45%;
b.	Cash runway is below 6 months, which is calculated by dividing the cash position (cash and cash equivalents) by the average cash outflow of the past 6 months; and
c.

Debt coverage ratio is below 1.5, which is calculated by dividing the sum of the cash position (cash and cash equivalents) and the gross profit of the past 6 months by the interest payable for the next 6 months.

On September 12, 2022, the Company signed an amendment, establishing an amortization schedule of 19 installments, the first being paid in September 2022, maturing in July 2024 and monthly interest at a fixed rate of 18.16% per annum (252 business days basis).

Also, in accordance with the revised amendment, the original covenants signed on May 10, 2021 were renegotiated and the new covenants were established for early termination in the following situations calculated based on quarterly Interim Consolidated Financial Statements starting in March 2023.

i.	The economic Group´s adjusted gross margin is below 30%;
ii.	The economic Group´s cash balance falls below R$65,000.

The Group is currently not in breach of any of the financials obligations set forth in the private deed.

Contractual clauses

The Company has financing agreements in the amount of R$73,848 guaranteed by 20% of accounts receivable given as collateral and the balance of financial investment recorded as current assets, representing three times the amount of the first payment of principal plus interest.

D1 has entered into a financing agreement for the issuance of debentures guaranteed by: (i) the fiduciary assignment to creditor of receivables equivalent to two times the amount owed by D1 per month, which must go through an escrow account controlled by the creditor and, upon confirmation that the guarantees are in order, are subsequently released to the Company; and (ii) the fiduciary assignment to creditor of 10% of the Group corporate stock.